IMPAIRMENT OF LONG TERM ASSETS (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended							9 Months Ended
	Sep. 30, 2012 OBO [Member]	Jun. 30, 2012 OBO [Member]	Sep. 30, 2012 Front Rider [Member]	Sep. 30, 2012 Front Climber [Member]	Sep. 30, 2012 Front Driver [Member]	Dec. 31, 2011 Suezmax Double Hull [Member]	Sep. 30, 2011 Suezmax Double Hull [Member]	Sep. 30, 2012 Suezmax Double Hull [Member]
Property, Plant and Equipment [Line Items]
Impairment loss on vessels		$ 13.1	$ 4.9	$ 4.2	$ 4.0		$ 121.4
Number of vessels impaired	3						5
Number of vessels disposed of						4		1